UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

March 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Dear Shareholder,
The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.92% 15.65%
U.S. small cap equities
(Russell 2000
®
Index)
(5.55) (5.79)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.38) 1.16
Emerging market equities
(MSCI Emerging Markets
Index)
(8.20) (11.37)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.04) (3.31)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(5.92) (4.15)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.55) (4.47)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.16) (0.66)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended on March 31, 2022
2022
BlackRock Annual Report to Shareholders

During the 12-month period ended March 31, 2022, economic conditions in the United States vastly improved. The unemployment rate fell from 6% in March 2021 to 3.6%
in March 2022 and real gross domestic product increased at an annual rate of 6.9% in the fourth quarter of 2021. Several key barometers indicated that inflation had risen and was elevated throughout the reporting period. The U.S. Consumer Price Index reflected an annual increase of 7.9% in February 2022, the highest rate reported in four decades.
At the December 2021 meeting, the Federal Open Market Committee (the “FOMC” or, the “Committee”) elected to double the monthly pace of reduction of its asset purchases of U.S. Treasury and agency mortgage-backed securities to $20 billion and $10 billion, respectively.
During its March 2022 meeting, the FOMC raised the range for the Federal Funds target rate for the first time since December 2018 from 0.00% - 0.25% to 0.25% - 0.50%.
St. Louis Federal Reserve President James Bullard dissented in favor of a 0.50% increase in the target range. Prior to this, the range for the Federal Funds target rate had been 0.00% – 0.25% since the FOMC slashed rates March 2020. In a statement released in conjunction with the meeting, the Committee acknowledged the “tremendous human and economic hardship” from the full-scale invasion of Ukraine by Russia and the “highly uncertain” implications of the crisis for the U.S. economy.
According to the updated “dot plot,” the median Federal Funds rate forecast accompanying the meeting, the FOMC penciled in a total of seven rate hikes over the balance of 2022, with an additional three to four hikes in 2023, and no additional hikes in 2024. Such actions, if realized, would bring the median Federal Funds rate above the
Committee’s “longer run” estimate of the neutral level of the Federal Funds rate (or the theoretical rate that neither stimulates nor restrains economic growth).
In a separate implementation note, the Fed raised both the interest rate on overnight excess reserves and the offering rate on overnight reverse repurchase agreements
(“RRP”) by 0.25% to 0.40% and 0.30%, respectively, thereby maintaining the current yield differential between these rates of 0.10%. Daily utilization of the Fed’s RRP facility surged following the first adjustment in the program’s offering rate in June 2021, averaging over $1.3 trillion per day for the remainder of the period. On December 31, 2021, the RRP facility hit an all-time high with a balance of over $1.9 trillion and reported a balance of $1.87 trillion on March 31, 2022.
As of March 31, 2022, U.S. Treasury bill (“T-bill”) tenors between one-month and one-year traded between 0.13% and 1.61%. For reference, T-bills of the same tenors traded between 0.01% and 0.06% as of March 31, 2021. Rates continuously trended higher in late 2021 into 2022 with persistently higher-than-expected inflation prints and market expectations of an increasingly hawkish Fed.
The money market curve steepened throughout the period and reflected anticipations of a more aggressive Fed on March 31, 2022. The three-month London Interbank
Offered Rate (“LIBOR”) increased from 0.20% to 0.96% at the end of the period while 12-month LIBOR increased from 0.28% to 2.10%.
The three-month LIBOR – Overnight Indexed swap spread (“L-OIS”) - a gauge of stress in the financial system – moved in a range of 0.00% - 0.43% and averaged 0.09%
for the 12-month period ended March 31, 2022. L-OIS began and ended the period at 0.13% and 0.23%, respectively.
With respect to BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), portfolio positioning as of March 31, 2022 expressed our outlook for a more aggressive shift in monetary policy by the Fed and higher interest rates over the coming months. With a portfolio weighted average maturity below neutral at 25 days, the Fund remains well positioned to capitalize on additional rate hikes and subsequent repricing. The 32% allocation to floating-rate securities provides a hedge against rising rates, allowing the Fund to immediately see the benefits of another rate hike.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of March 31, 2022

Fund Information
BlackRock Wealth Liquid Environmentally Aware Fund
Investment Objective
BlackRock Wealth Liquid Environmentally Aware Fund’s (the "Fund") investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,000.20 $ 0.85 $ 1,000.00 $ 1,024.08 $ 0.86 0.17%
Premier .................................. 1,000.00 1,000.20 0.85 1,000.00 1,024.08 0.86 0.17
Service .................................. 1,000.00 1,000.20 0.90 1,000.00 1,024.03 0.91 0.18
Investor A ................................ 1,000.00 1,000.20 0.85 1,000.00 1,024.08 0.86 0.17
Investor C ................................ 1,000.00 1,000.20 0.90 1,000.00 1,024.03 0.91 0.18
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.19% 0.19%
Premier ................................ 0.20 0.20
Service ................................ 0.15 0.15
Investor A ............................... 0.14 0.14
Investor C ............................... 0.15 0.15
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 42%
Repurchase Agreements ............................... 20
Certificates of Deposit ................................. 16
Municipal Bonds .................................... 12
Time Deposits ...................................... 4
U.S. Government Sponsored Agency Obligations .............. 1
U.S. Treasury Obligations .............................. 1
Corporate Bonds .................................... 1
Other Assets Less Liabilities ............................ 3

2022
BlackRock Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
March 31, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 0.8%
Goldman Sachs Bank, (SOFR + 0.17%),
0.56%, 07/26/22
(a)
................. USD 10,000 $ 10,000,000
Yankee — 14.9%
(b)
Bank of Montreal, Chicago, (SOFR + 0.15%),
0.42%, 09/21/22
(a)
................. 10,000 10,000,000
Bank of Nova Scotia, Houston
(a)
(SOFR + 0.16%), 0.43%, 06/03/22 ...... 12,000 12,000,000
(SOFR + 0.20%), 0.47%, 06/17/22 ...... 15,000 15,000,000
Canadian Imperial Bank of Commerce, New
York, 0.35%, 11/03/22 .............. 7,000 7,000,000
Credit Suisse AG , New York, (SOFR + 0.28%),
0.55%, 02/10/23
(a)
................. 9,000 9,000,000
Landesbank Baden-Wuerttemberg,
0.35%, 04/01/22 .................. 45,000 45,000,000
Lloyds Bank Corporate Markets plc, New York,
(SOFR + 0.27%), 0.55%, 01/24/23
(a)
..... 4,100 4,100,000
Natixis SA, New York
(a)
(SOFR + 0.17%), 0.44%, 08/05/22 ...... 12,000 12,000,000
(SOFR + 0.28%), 0.55%, 02/07/23 ...... 6,000 6,000,000
Nordea Bank Abp , New York, (SOFR + 0.19%),
0.47%, 10/27/22
(a)
................. 5,000 5,000,000
Standard Chartered Bank, New York
(a)
(SOFR + 0.19%), 0.46%, 09/02/22 ...... 7,250 7,250,000
(SOFR + 0.30%), 0.57%, 03/13/23 ...... 6,500 6,500,000
Sumitomo Mitsui Trust Bank Ltd., New York,
0.32%, 04/01/22 .................. 35,000 35,000,000
Svenska Handelsbanken AB, New York,
0.24%, 04/06/22 .................. 12,000 12,000,008
Toronto-Dominion Bank, New York,
0.30%, 10/25/22 .................. 7,000 7,000,000
192,850,008
Total Certificates of Deposit — 15.7%
(Cost: $202,850,008) .............................. 202,850,008
Commercial Paper
Alinghi Funding Co. LLC, 0.21%
,
05/24/22
(c)
.. 6,000 5,998,145
Alpine Securitization LLC, 0.21%
,
06/13/22
(d)
. 20,000 20,000,000
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
. 25,000 25,000,000
Antalis SA
(c)
0.35%, 04/04/22 .................. 12,000 11,999,650
0.34%, 04/05/22 .................. 8,000 7,999,698
0.55%, 04/07/22 .................. 13,500 13,498,763
0.70%, 04/14/22 .................. 12,000 11,996,967
1.05%, 06/21/22 .................. 5,000 4,988,187
ANZ New Zealand Int'l Ltd.
(c)
0.23%, 04/04/22 .................. 25,000 24,999,521
0.16%, 04/19/22 .................. 10,000 9,999,200
0.25%, 04/26/22 .................. 12,000 11,997,916
0.25%, 05/05/22 .................. 10,000 9,997,639
ASB Bank Ltd., (SOFR + 0.50%), 0.78%
,
09/08/22
(a)
...................... 4,000 4,000,000
ASB Finance Ltd., 0.16%
,
04/20/22
(c)
...... 20,000 19,998,258
Australia & New Zealand Banking Group Ltd.,
0.55%
,
05/02/22
(c)
................. 6,000 5,997,158
Bank of Nova Scotia (The), 0.25%
,
04/05/22
(c)
10,000 9,999,722
Barclays Bank plc, 0.36%
,
04/01/22
(c)
...... 20,000 20,000,000
Bayerische Landesbank
(c)
0.33%, 04/01/22 .................. 18,500 18,500,000
0.40%, 04/05/22 .................. 35,000 34,998,444
BNP Paribas SA, 0.96%
,
06/15/22
(c)
....... 12,000 11,976,000
BPCE SA, 1.42%
,
02/22/23
(c)
............ 8,000 7,898,267
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
CDP Financial, Inc., 0.44%
,
05/03/22
(c)(d)
.... USD 10,000 $ 9,996,089
Citigroup Global Markets, Inc., 0.19%
,
06/03/22
(c)
...................... 20,000 19,993,350
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.04%), 0.50%
,
05/23/22
(a)
.... 35,000 35,000,000
Crown Point Capital Co. LLC
(d)
0.34%, 04/25/22 .................. 10,000 10,000,000
0.72%, 01/05/23 .................. 4,000 4,000,000
Goldman Sachs International, 0.25%
,
09/23/22
(c)
...................... 6,000 5,992,708
HAT Holdings I LLC, 0.50%
,
04/12/22
(c)
..... 5,460 5,459,166
ING US Funding LLC, 0.25%
,
04/05/22
(c)
.... 10,000 9,999,722
Kookmin Bank, 0.21%
,
04/14/22
(c)
........ 8,000 7,999,393
Macquarie Bank Ltd.
1.01%, 06/14/22
(c)
................. 12,000 11,975,087
(SOFR + 0.35%), 0.63%, 01/04/23
(a)
.... 10,000 10,000,000
National Australia Bank Ltd., (SOFR + 0.12%),
0.39%
,
06/16/22
(a)
................. 12,000 12,000,000
National Bank of Canada, (SOFR + 0.16%),
0.43%
,
07/28/22
(a)
................. 7,000 7,000,000
Nordea Bank Abp , 0.30%
,
10/21/22
(c)
...... 6,000 5,989,681
Skandinaviska Enskilda Banken AB, 0.18%
,
05/02/22
(c)
...................... 10,000 9,998,450
Sumitomo Mitsui Trust Bank Ltd., 0.28%
,
04/26/22
(c)
...................... 15,000 14,997,031
Svenska Handelsbanken AB, 0.34%
,
10/27/22
(c)
5,000 4,990,131
Toronto-Dominion Bank, 1.34%
,
02/17/23
(c)
.. 8,000 7,904,831
Toronto-Dominion Bank (The), (SOFR +
0.50%), 0.78%
,
03/31/23
(a)
........... 6,000 6,000,000
UBS AG
0.25%, 08/18/22
(c)
................. 12,000 11,988,417
(SOFR + 0.17%), 0.45%, 09/22/22
(a)
.... 10,000 10,000,000
(SOFR + 0.30%), 0.58%, 12/08/22
(a)
.... 8,000 8,000,000
Westpac Banking Corp.
(c)
0.27%, 10/14/22 .................. 5,000 4,992,650
0.34%, 11/02/22 .................. 10,000 9,979,695
Total Commercial Paper — 41.6%
(Cost: $536,099,936) .............................. 536,099,936
Corporate Bonds
Consumer Finance — 0.9%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.15%), 0.43%, 08/15/22 ...... 9,198 9,198,000
(SOFR + 0.28%), 0.56%, 12/14/22 ...... 2,892 2,892,000
Total Corporate Bonds — 0.9%
(Cost: $12,090,000) ............................... 12,090,000
Municipal Bonds
Arizona — 3.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9031, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.59%, 04/01/22 ..... 13,630 13,630,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9037, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.74%, 04/01/22 ..... 25,000 25,000,000

BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Arizona (continued)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9045, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.59%, 04/01/22 ..... USD 9,000 $ 9,000,000
47,630,000
California — 0.7%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9048, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.59%, 04/01/22
(d)(e)(f)
.. 9,345 9,345,000
Colorado — 1.3%
(f)
Colorado Housing and Finance Authority
(GNMA), Series 2021C-2, RB, VRDN
(Federal Home Loan Bank SBPA),
0.48%, 04/06/22 .................. 9,485 9,485,000
Colorado Housing and Finance Authority
(GNMA), Series 2021M-2, RB, VRDN
(Barclays Bank plc SBPA), 0.62%, 04/06/22 7,430 7,430,000
16,915,000
Florida — 2.2%
Abag Finance Authority for Nonprofit Corp.,
Tender Option Bond Trust Receipts/
Certificates, Series 2020-XFT1204, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.52%, 04/07/22
(d)(e)(f)
............... 28,325 28,325,000
New York — 1.5%
(d)(e)(f)
Taxable Series 2021-XFT1210, Tender Option
Bond Trust Receipts/Certificates, Series
2021-XFT1210, RB, VRDN (JP Morgan
Chase Bank NA LIQ), 0.52%, 04/07/22 ... 8,290 8,290,000
Taxable Series 2021-XFT1246, Tender Option
Bond Trust Receipts/Certificates, Series
2021-XFT1246, RB, VRDN (JP Morgan
Chase Bank NA LIQ), 0.52%, 04/07/22 ... 11,155 11,155,000
19,445,000
Security
Par (000)
Par (000) Value
Rhode Island — 2.4%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9023, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.58%, 04/01/22
(d)(e)(f)
.. USD 30,135 $ 30,135,000
Total Municipal Bonds — 11.8%
(Cost: $151,795,000) .............................. 151,795,000
Time Deposits
Royal Bank of Canada, 0.31%, 04/01/22 .... 20,000 20,000,000
Skandinaviska Enskilda Banken AB,
0.31%, 04/01/22 .................. 33,000 33,000,000
Total Time Deposits — 4.1%
(Cost: $53,000,000) ............................... 53,000,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 1.4%
United States International Development
Finance Corp. Variable Rate Notes
(3 Month Treasury Bill Rate + 0.00%),
0.36%, 04/07/22
(a)
............... 17,691 17,690,625
Total U.S. Government Sponsored Agency Obligations — 1.4%
(Cost: $17,690,625) ............................... 17,690,625
U.S. Treasury Obligations
U.S. Treasury Bills, 0.11%, 04/26/22 ....... 16,440 16,438,744
Total U.S. Treasury Obligations — 1.3%
(Cost: $16,438,744) ............................... 16,438,744
Total Repurchase Agreements — 20.2%
(Cost: $260,000,000) .............................. 260,000,000
Total Investments — 97.0%
(Cost: $1,249,964,313 )
(g)
........................... 1,249,964,313
Other Assets Less Liabilities — 3.0% .................... 38,570,324
Net Assets — 100.0% ............................... $ 1,288,534,637
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2022
BlackRock Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

Schedule of Investments
(continued)
March 31, 2022
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 0.30% 03/31/22 04/01/22 $ 100,000 $ 100,000 $ 100,000,833
U.S. Government
Sponsored Agency
Obligations, 2.00% to
3.00%, due 01/20/52 to
03/20/52 ......... $ 105,153,852 $ 102,000,001
$ – $ –
Citigroup Global Markets,
Inc. ........... 0.31 03/31/22 04/01/22 20,000 20,000 20,000,172
U.S. Government
Sponsored Agency
Obligations, 1.71% to
4.50%, due 03/15/37 to
05/25/50 ......... 586,980,312 22,160,301
$ – $ –
Fixed Income Clearing
Corp. .......... 0.27 03/31/22 04/01/22 8,000 8,000 8,000,060
U.S. Treasury
Obligation, 0.27%, due
04/01/22 ......... 8,288,800 8,160,057
$ – $ –
JP Morgan Securities
LLC ........... 0.30 03/31/22 04/01/22 110,000 110,000 110,000,917
U.S. Government
Sponsored Agency
Obligations, 1.63% to
8.50%, due 06/20/27 to
02/15/64 ......... 200,550,558 112,200,000
$ – $ –
Mizuho Securities USA
LLC ........... 0.30 03/31/22 04/01/22 22,000 22,000 22,000,184
U.S. Treasury
Obligation, 0.13%, due
07/15/31 ......... 20,104,700 22,440,005
$ – $ –
$ 260,000 $ 266,960,364
$ – $ –
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 1,249,964,313 $ — $ 1,249,964,313

Statement of Assets and Liabilities
March 31, 2022

Financial Statements
BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 989,964,313
Cash ............................................................................................................. 40,442,532
Repurchase agreements, at value
(b)
......................................................................................... 260,000,000
Receivables: –
Capital shares sold ................................................................................................... 1,039,854
Interest — unaffiliated ................................................................................................. 323,885
From the Manager ................................................................................................... 3,851
Prepaid expenses ..................................................................................................... 171,507
Total assets .........................................................................................................
1,291,945,942
LIABILITIES
Payables: –
Administration fees ................................................................................................... 64,194
Capital shares redeemed ............................................................................................... 2,889,648
Income dividend distributions ............................................................................................ 10,789
Investment advisory fees .............................................................................................. 165,567
Trustees' and Officer's fees ............................................................................................. 4,244
Other affiliate fees ................................................................................................... 42,555
Other accrued expenses ............................................................................................... 234,308
Total liabilities ........................................................................................................
3,411,305
NET ASSETS ........................................................................................................
$ 1,288,534,637
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 1,288,533,327
Accumulated earnings .................................................................................................. 1,310
NET ASSETS ........................................................................................................
$ 1,288,534,637
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 989,964,313
(b)
  Repurchase agreements, at cost ......................................................................................... $ 260,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
March 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 225,611,756
Shares outstanding .................................................................................................
225,634,168
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Premier
Net assets ........................................................................................................
$ 36,741
Shares outstanding .................................................................................................
36,744
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Service
Net assets ........................................................................................................
$ 23,394,298
Shares outstanding .................................................................................................
23,396,622
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 1,012,843,667
Shares outstanding .................................................................................................
1,012,944,450
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 26,648,175
Shares outstanding .................................................................................................
26,650,840
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
Year Ended March 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 3,068,466
Total investment income .................................................................................................
3,068,466
EXPENSES
Investment advisory .................................................................................................. 7,132,197
Service and distribution — class specific .................................................................................... 3,432,272
Administration ..................................................................................................... 659,263
Transfer agent — class specific .......................................................................................... 425,171
Administration — class specific .......................................................................................... 331,660
Registration ....................................................................................................... 170,143
Professional ....................................................................................................... 120,987
Accounting services .................................................................................................. 62,361
Custodian ......................................................................................................... 44,544
Trustees and Officer .................................................................................................. 13,710
Miscellaneous ...................................................................................................... 139,062
Total expenses .......................................................................................................
12,531,370
Less: –
Administration fees waived — class specific ................................................................................ (316,423)
Fees waived and/or reimbursed by the Manager ............................................................................. (5,475,907)
Service and distribution fees waived and/or reimbursed — class specific ............................................................. (3,432,272)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................................ (382,517)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,924,251
Net investment income ..................................................................................................
144,215
REALIZED GAIN $ 12,627
Net realized gain from investments ........................................................................................ 12,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 156,842

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Year Ended March 31,
2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 144,215 $ 3,361,668
Net realized gain .................................................................................. 12,627 221,016
Net increase in net assets resulting from operations ............................................................. 156,842 3,582,684
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (86,181) (971,388)
Premier ....................................................................................... (10) (79)
Service ....................................................................................... (5,895) (15,811)
Investor A ..................................................................................... (250,350) (2,515,253)
Investor C ..................................................................................... (3,747) (20,815)
Decrease in net assets resulting from distributions to shareholders ................................................... (346,183) (3,523,346)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (973,488,356) (758,932,753)
NET ASSETS
Total decrease in net assets ............................................................................ (973,677,697) (758,873,415)
Beginning of year .................................................................................... 2,262,212,334 3,021,085,749
End of year ........................................................................................
$ 1,288,534,637 $ 2,262,212,334
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Year Ended March 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................................
0.0001 0.0021 0.0195 0.0213 0.0118
Net realized gain ............................................
0.0001 0.0001 0.0000
(a)
0.0000
(a)
0.0004
Net increase from investment operations .............................. 0.0002 0.0022 0.0195 0.0213 0.0122
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0002) (0.0021) (0.0195) (0.0213) (0.0122)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ............................................. (0.0002) (0.0022) (0.0195) (0.0213) (0.0122)
Net asset value, end of year ..................................... $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.03% — — — —
Based on net asset value ........................................ 0.03% 0.21% 1.97% 2.15% 1.23%
Ratios to Average Net Assets
Total expenses ...............................................
0.54% 0.53% 0.56% 0.60% 0.56%
Total expenses after fees waived and/or reimbursed ......................
0.17% 0.20% 0.20% 0.20% 0.20%
Net investment income .........................................
0.01% 0.18% 1.94% 2.17% 1.18%
Supplemental Data
Net assets, end of year (000) ...................................... $ 225,612 $ 523,322 $ 369,187 $ 336,387 $ 305,669
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Premier
Year Ended March 31, Period from
07/26/19
(a)
to 03/31/20 2022 2021
Net asset value, beginning of period ............................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income .....................................................................
0.0001 0.0021 0.0117
Net realized gain .........................................................................
0.0002 0.0001 0.0000
(b)
Net increase from investment operations ........................................................... 0.0003 0.0022 0.0117
Distributions
(c)
– – –
From net investment income .................................................................
(0.0003) (0.0021) (0.0117)
From net realized gain ......................................................................
(0.0000)
(d)
(0.0001) (0.0000)
(d)
Total distributions .......................................................................... (0.0003) (0.0022) (0.0117)
Net asset value, end of period ................................................................. $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.03% — —
Based on net asset value ..................................................................... 0.03% 0.22% 1.18%
(f)
Ratios to Average Net Assets
Total expenses ............................................................................
0.96% 0.58% 0.70%
(g)
Total expenses after fees waived and/or reimbursed ...................................................
0.17% 0.20% 0.20%
(g)
Net investment income ......................................................................
0.01% 0.21% 1.75%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................. $ 37 $ 37 $ 37
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Service
Year Ended March 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................................
0.0001 0.0009 0.0165 0.0185 0.0092
Net realized gain ............................................
0.0001 0.0001 0.0000
(a)
0.0000
(a)
0.0001
Net increase from investment operations .............................. 0.0002 0.0010 0.0165 0.0185 0.0093
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0002) (0.0009) (0.0165) (0.0185) (0.0093)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ............................................. (0.0002) (0.0010) (0.0165) (0.0185) (0.0093)
Net asset value, end of year ..................................... $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% — — — —
Based on net asset value ........................................ 0.02% 0.10% 1.66% 1.87% 0.93%
Ratios to Average Net Assets
Total expenses ...............................................
0.78% 0.78% 0.84% 0.83% 0.86%
Total expenses after fees waived and/or reimbursed ......................
0.18% 0.25% 0.50% 0.47% 0.50%
Net investment income .........................................
0.01% 0.04% 1.65% 1.87% 0.92%
Supplemental Data
Net assets, end of year (000) ...................................... $ 23,394 $ 45,926 $ 5,692 $ 6,152 $ 5,655
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Year Ended March 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................................
0.0001 0.0009 0.0164 0.0178 0.0090
Net realized gain (loss) ........................................
0.0001 0.0001 0.0000
(a)
0.0000
(a)
(0.0002)
Net increase from investment operations .............................. 0.0002 0.0010 0.0164 0.0178 0.0088
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0002) (0.0009) (0.0164) (0.0178) (0.0088)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ............................................. (0.0002) (0.0010) (0.0164) (0.0178) (0.0088)
Net asset value, end of year ..................................... $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% — — — —
Based on net asset value ........................................ 0.02% 0.10% 1.66% 1.80% 0.88%
Ratios to Average Net Assets
Total expenses ...............................................
0.80% 0.78% 0.81% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed ......................
0.18% 0.34% 0.50% 0.54% 0.54%
Net investment income .........................................
0.01% 0.10% 1.45% 1.85% 0.90%
Supplemental Data
Net assets, end of year (000) ...................................... $ 1,012,844 $ 1,677,581 $ 2,616,196 $ 484,301 $ 180,873
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Year Ended March 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................................
0.0001 0.0008 0.0086 0.0105 0.0017
Net realized gain ............................................
0.0001 0.0001 0.0000
(a)
0.0000
(a)
0.0001
Net increase from investment operations .............................. 0.0002 0.0009 0.0086 0.0105 0.0018
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0002) (0.0008) (0.0086) (0.0105) (0.0018)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ............................................. (0.0002) (0.0009) (0.0086) (0.0105) (0.0018)
Net asset value, end of year ..................................... $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% — — — —
Based on net asset value ........................................ 0.02% 0.08% 0.87% 1.05% 0.18%
Ratios to Average Net Assets
Total expenses ...............................................
1.58% 1.54% 1.62% 1.64% 1.65%
Total expenses after fees waived and/or reimbursed ......................
0.18% 0.35% 1.28% 1.28% 1.24%
Net investment income .........................................
0.01% 0.09% 0.85% 1.07% 0.17%
Supplemental Data
Net assets, end of year (000) ...................................... $ 26,648 $ 15,347 $ 29,973 $ 15,174 $ 21,727
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
(the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Wealth Liquid Environmentally Aware Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC
Fund/SERV trading platform. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining interest holders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Service Shares ..................................... No No None
Premier Shares
(a)
.............................................. No No None
Investor A Shares .............................................. No No
(b)
None
Investor C Shares ............................................. No No
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s” assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution f ees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2022, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.450%
$1 billion - $2 b illion ..................................................................................................... 0.400
$2 billion - $3 billion ..................................................................................................... 0.375
Greater than $3 billion ................................................................................................... 0.350
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Service ......................................................................................................... $ 76,642
Investor A ........................................................................................................ 3,198,873
Investor C ........................................................................................................ 156,757
$ 3,432,272
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 66,497
Premier ......................................................................................................... 7
Service ......................................................................................................... 6,131
Investor A ........................................................................................................ 255,890
Investor C ........................................................................................................ 3,135
$ 331,660
Institutional ............................................................................................................. $ 2,089
Investor A .............................................................................................................. 1,283
$ 3,372

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended March 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended March 31, 2022 , affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended March 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $5,026,624, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager, administration fees waived — class specific, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the year ended
March 31, 2022, there were $4,461,262 waived and/or reimbursed by the Manager and BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional .................................................................................................... $ 3,360
Investor A ..................................................................................................... 25,174
Investor C ..................................................................................................... 1,141
$ 29,675
Institutional ....................................................................................................... $ 52,817
Premier ......................................................................................................... 159
Service ......................................................................................................... 3,184
Investor A ........................................................................................................ 359,412
Investor C ........................................................................................................ 9,599
$ 425,171
Investor A $ 40,715
Investor C 6,052
Institutional .......................................................................................................... 0.20%
Premier ............................................................................................................ 0.20
Service ............................................................................................................ 0.50
Investor A ........................................................................................................... 0.55
Investor C ........................................................................................................... 1.30
Fund Name/Share Class
Administration Fees
Waived - class specific
Transfer Agent Fees
Waived and/or
Reimbursed - class
specific
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional .................................................................................... $ 66,497 $ 52,570
Premier ...................................................................................... 7 159
$ 66,504 $ 52,729

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended March 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of March 31, 2022, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 24,992,649
Net Realized Gain .......................................................................................................... —
Fund Name
Year Ended
03/31/22
Year Ended
03/31/21
BlackRock Wealth Liquid Environmentally Aware Fund
Ordinary income ........................................................................................... $ 346,183 $ 3,523,346
Fund Name
Undistributed
Ordinary
Income
BlackRock Wealth Liquid Environmentally Aware Fund ..............................................................................
$ 1,310

Notes to Financial Statements
(continued)

Notes to Financial Statements
could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.
d
Fund Name/Share Class
Year Ended
03/31/22 03/31/21
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Shares sold 596,485,003 1,170,723,442
Shares issued in reinvestment of distributions ........................................................ 47,690 438,340
Shares redeemed
(894,206,232) (1,017,040,963)
(297,673,539) 154,120,819
Premier
Shares sold — —
Shares issued in reinvestment of distributions ........................................................ — —
Shares redeemed
— —
— —
Service
Shares sold 16,784,909 72,032,686
Shares issued in reinvestment of distributions ........................................................ 5,865 15,339
Shares redeemed
(39,318,862) (31,815,664)
(22,528,088) 40,232,361

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

As of March 31, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name/Share Class
Year Ended
03/31/22 03/31/21
Investor A
Shares sold and automatic conversion of shares 171,982,431 1,380,124,647
Shares issued in reinvestment of distributions ........................................................ 249,900 2,512,348
Shares redeemed
(836,823,371) (2,321,296,419)
(664,591,040) (938,659,424)
Investor C
Shares sold 31,671,594 22,616,645
Shares issued in reinvestment of distributions ........................................................ 3,699 20,363
Shares redeemed and automatic conversion of shares
(20,370,982) (37,263,517)
11,304,311 (14,626,509)
(973,488,356) (758,932,753)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Wealth Liquid Environmentally Aware Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Wealth Liquid Environmentally Aware Fund of BlackRock Funds
SM
(the “Fund”), including
the schedule of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
May 20, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2022
BlackRock Annual Report to Shareholders

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
March 31, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended March 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2022:
Fund Name Federal Obligation Interest
BlackRock Wealth Liquid Environmentally Aware Fund .......................................................................... $ 1,529
Fund Name Interest Dividends
BlackRock Wealth Liquid Environmentally Aware Fund .......................................................................... $ 274,215
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
Dividends
BlackRock Wealth Liquid Environmentally Aware Fund ....................................................... $ 121,478 $ 71,968

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board (Since
2019) and Trustee (Since
2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business from 1997 to 2021; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation from 2017 to 2021; Practitioner Advisory Board
Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); GrafTech
International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole from
2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee and Chair of
the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016;
Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 262 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015)
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 264 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President
(Since 2016)
Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.
Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
MM-3/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Wealth Liquid Environmentally Aware Fund	$27,234	$26,967	$423	$4,000	$9,500	$9,500	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Wealth Liquid Environmentally Aware Fund	$9,923	$13,500

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: May 20, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: May 20, 2022